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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2007
                                              ----------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
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 Address:  109 MAIN ST.
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           GLOUCESTER, MA 01930
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 Form 13F File Number:  28-
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
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 Title:    TRUST INVESTMENT OFFICER
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 Phone:    978-283-7079
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 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA               July 9, 2007
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 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
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     [Repeat as necessary.]

Schedule 13F Worksheet

                                                            As of 6/30/2007

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                         Voting Authority
                                                    Market               Investment ---------------------------
                                                    Value        Units     Powers     Full    Partial    None
                                                 ------------- --------- ---------- --------- -------- --------
AT&T INC.                 Common Stock 00206R102 $1,393,445.54 33,577.00   FULL     31,717.00     0.00 1,860.00
AT&T INC.                 Common Stock 00206R102 $  431,475.50 10,397.00  PARTIAL    9,291.00 1,106.00     0.00
ABBOTT LABS               Common Stock 002824100 $1,672,366.50 31,230.00   FULL     30,030.00     0.00 1,200.00
AIR PRODS & CHEMS INC     Common Stock 009158106 $  385,776.00  4,800.00   FULL      4,400.00     0.00   400.00
AMERICAN INTL GROUP INC   Common Stock 026874107 $  996,036.70 14,223.00   FULL     13,341.00     0.00   882.00
AMGEN INC                 Common Stock 031162100 $  424,184.88  7,672.00   FULL      7,452.00     0.00   220.00
APPLE COMPUTER INC        Common Stock 037833100 $  380,276.64  3,116.00   FULL      2,916.00     0.00   200.00
AUTOMATIC DATA
  PROCESSING INC          Common Stock 053015103 $  663,942.06 13,698.00   FULL     12,898.00     0.00   800.00
B P P L C SPONS A D R     American
                            Depository
                            Receipts   055622104 $  918,414.34 12,731.00   FULL     12,731.00     0.00     0.00
BANK OF AMERICA CORP      Common Stock 060505104 $  865,010.77 17,693.00   FULL     17,193.00     0.00   500.00
BOEING CO                 Common Stock 097023105 $  203,859.20  2,120.00   FULL      1,920.00     0.00   200.00
CIGNA CORP                Common Stock 125509109 $  212,117.64  4,062.00   FULL      4,062.00     0.00     0.00
CSX CORP                  Common Stock 126408103 $  234,416.00  5,200.00   FULL      5,200.00     0.00     0.00
CHEVRON CORPORATION       Common Stock 166764100 $  752,852.88  8,937.00   FULL      7,701.00     0.00 1,236.00

                                                                                           Voting Authority
                                                     Market                Investment ---------------------------
                                                     Value        Units      Powers     Full    Partial    None
                                                  ------------- ---------- ---------- --------- -------- --------
CISCO SYS INC              Common Stock 17275R102 $  991,376.45  35,597.00   FULL     34,697.00     0.00   900.00
CITIGROUP INC              Common Stock 172967101 $1,128,687.75  22,006.00   FULL     21,056.00     0.00   950.00
DANAHER CORP               Common Stock 235851102 $  660,172.00   8,744.00   FULL      8,144.00     0.00   600.00
DELL INC                   Common Stock 24702R101 $  378,002.00  13,240.00   FULL     12,488.00     0.00   752.00
DOMINION RESOURCES INC     Common Stock 25746U109 $  732,512.97   8,487.00   FULL      7,657.00     0.00   830.00
ECOLAB INC                 Common Stock 278865100 $  450,485.00  10,550.00   FULL     10,550.00     0.00     0.00
EMERSON ELEC CO            Common Stock 291011104 $  656,136.00  14,020.00   FULL     14,020.00     0.00     0.00
EXXON MOBIL CORP           Common Stock 30231G102 $4,692,079.45  55,938.00   FULL     53,344.00     0.00 2,594.00
EXXON MOBIL CORP           Common Stock 30231G102 $  621,595.45   7,410.53  PARTIAL    4,354.53 2,656.00   400.00
F P L GROUP INC            Common Stock 302571104 $  578,634.52  10,198.00   FULL      8,994.00     0.00 1,204.00
FIFTH THIRD BANCORP        Common Stock 316773100 $  237,426.90   5,970.00   FULL      5,970.00     0.00     0.00
GENERAL ELEC CO            Common Stock 369604103 $3,915,278.40 102,280.00   FULL     98,980.00     0.00 3,300.00
GENERAL ELEC CO            Common Stock 369604103 $  588,019.08  15,361.00  PARTIAL   13,031.00   820.00 1,510.00
GLAXO SMITHKLINE P L C     American
  A D R                      Depository
                             Receipts   37733W105 $  216,288.10   4,130.00   FULL      3,360.00     0.00   770.00
HEWLETT PACKARD CO         Common Stock 428236103 $  410,593.24   9,202.00   FULL      8,402.00     0.00   800.00
INTEL CORP                 Common Stock 458140100 $  273,554.86  11,523.00   FULL     10,123.00     0.00 1,400.00
INTERNATIONAL BUSINESS
  MACHINES CORP            Common Stock 459200101 $  482,045.00   4,580.00   FULL      4,380.00     0.00   200.00
JACOBS ENGR GROUP INC      Common Stock 469814107 $  653,888.70  11,370.00   FULL     11,070.00     0.00   300.00

                                                                                          Voting Authority
                                                       Market             Investment --------------------------
                                                       Value      Units     Powers     Full    Partial   None
                                                  ------------- --------- ---------- --------- ------- --------
JOHNSON & JOHNSON         Common Stock  478160104 $  737,591.40 11,970.00    FULL    10,259.00  0.00   1,711.00
KELLOGG CO                Common Stock  487836108 $  482,164.90  9,310.00    FULL     9,310.00  0.00       0.00
MERCK & CO INC            Common Stock  589331107 $  398,400.00  8,000.00    FULL     8,000.00  0.00       0.00
MICROSOFT CORP            Common Stock  594918104 $1,025,703.35 34,805.00    FULL    33,001.00  0.00   1,804.00
MORGAN STANLEY            Common Stock  617446448 $  801,137.88  9,551.00    FULL     8,401.00  0.00   1,150.00
NIKE INC                  Common Stock  654106103 $  785,108.01 13,469.00    FULL    12,769.00  0.00     700.00
PATTERSON COS INC         Common Stock  703395103 $  308,409.25  8,275.00    FULL     7,875.00  0.00     400.00
PAYCHEX INC COM           Common Stock  704326107 $  636,286.80 16,265.00    FULL    16,265.00  0.00       0.00
PEPSICO INC               Common Stock  713448108 $1,527,930.85 23,561.00    FULL    22,661.00  0.00     900.00
PFIZER INC                Common Stock  717081103 $  572,128.75 22,375.00    FULL    20,786.00  0.00   1,589.00
PROCTER & GAMBLE CO       Common Stock  742718109 $1,500,776.54 24,526.50    FULL    24,226.50  0.00     300.00
ROCKPORT NATL BANCORP INC Common Stock  773871108 $1,182,600.00 16,200.00    FULL    16,200.00  0.00       0.00
SCHERING PLOUGH CORP      Common Stock  806605101 $  581,404.00 19,100.00    FULL    19,100.00  0.00       0.00
STAPLES INC               Common Stock  855030102 $  480,674.88 20,256.00    FULL    19,506.00  0.00     750.00
STATE STR CORP            Common Stock  857477103 $  740,430.00 10,825.00    FULL    10,245.00  0.00     580.00
SUN LIFE FINANCIAL ADR    Foreign Stock 866796105 $  468,570.75  9,813.00    FULL     9,813.00  0.00       0.00
TEVA PHARMACEUTICAL INDS  American
  LTD ADR                   Depository
                            Receipts    881624209 $  526,556.25 12,765.00    FULL    12,165.00  0.00     600.00
TEXAS INSTRUMENTS INC     Common Stock  882508104 $  520,912.10 13,843.00    FULL    13,843.00  0.00       0.00
3M CO                     Common Stock  88579Y101 $  814,090.20  9,380.00    FULL     8,680.00  0.00     700.00

                                                                                            Voting Authority
                                                     Market                Investment -----------------------------
                                                     Value        Units      Powers     Full    Partial    None
                                                 -------------- ---------- ---------- --------- ------- -----------
UNILEVER N V A D R        American
                            Depository
                            Receipts   904784709 $   292,053.30   9,415.00   FULL      6,922.00   0.00     2,493.00
UNITED TECHNOLOGIES CORP  Common Stock 913017109 $   459,626.40   6,480.00   FULL      6,480.00   0.00         0.00
VERIZON COMMUNICATIONS
  INC                     Common Stock 92343V104 $ 1,155,271.43  28,061.00   FULL     27,617.00   0.00       444.00
VERIZON COMMUNICATIONS
  INC                     Common Stock 92343V104 $   306,554.16   7,446.06  PARTIAL    6,296.06 906.00       244.00
WACHOVIA CORP             Common Stock 929903102 $   312,163.75   6,091.00   FULL      6,091.00   0.00         0.00
WACHOVIA CORP 2ND NEW     Preferred
                            Stock      929903201 $        38.71  24,186.00   FULL     24,186.00   0.00         0.00
WAL MART STORES INC       Common Stock 931142103 $   314,976.18   6,547.00   FULL      6,347.00   0.00       200.00
WALGREEN CO               Common Stock 931422109 $   262,981.60   6,040.00   FULL      5,440.00   0.00       600.00
WELLS FARGO & CO          Common Stock 949746101 $   612,309.70  17,410.00   FULL     15,850.00   0.00     1,560.00
WELLS FARGO & CO          Common Stock 949746101 $   237,397.50   6,750.00  PARTIAL    6,550.00 200.00         0.00
WYETH                     Common Stock 983024100 $ 1,182,924.20  20,630.00   FULL     20,130.00   0.00       500.00
ACCENTURE LTD             Common Stock G1150G111 $   227,317.00   5,300.00   FULL      5,300.00   0.00         0.00
TRAVEL CENTERS OF AMERICA Common Stock JKE174103 $        12.90  30,000.00   FULL     30,000.00   0.00         0.00
                          Grand Total            $46,655,453.26 988,708.09

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